Recent Accounting Pronouncements (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 02, 2019	Jun. 30, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Weighted average incremental borrowing rate	5.45%
Lease liabilities			$ 1,037		$ 1,037	$ 1,620
Operating lease expiration description					The Company leases various office and lab premises (building), cars and equipment. The building lease was originally for 10 years with one five-year extension, such extension is ending on April 30, 2021. Car lease contracts are typically made for fixed periods of three to four years while the equipment lease is for five years ending April 30, 2020.
Buildings [Member]
Statement Line Items [Line Items]
Operating lease arrangements period					10 years
Equipment [Member]
Statement Line Items [Line Items]
Operating lease arrangements period					5 years
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets	$ 859
Impairment of right of use assets					$ 276
Lease liabilities	1,522
IFRS 16 Leases [Member] | Onerous Lease Provision Building Asset [Member]
Statement Line Items [Line Items]
Impairment of right of use assets			125	$ 337
IFRS 16 Leases [Member] | Restructuring of German operations on underutilized office and lab space [Member]
Statement Line Items [Line Items]
Impairment of right of use assets		$ 64
IFRS 16 Leases [Member] | Provision of Onerous Lease Contracts [Member]
Statement Line Items [Line Items]
Impairment of right of use assets	$ 663
Bottom of range [Member] | Cars and Equipment [Member]
Statement Line Items [Line Items]
Operating lease arrangements period					3 years
Top of range [Member] | Cars and Equipment [Member]
Statement Line Items [Line Items]
Operating lease arrangements period					4 years
Buildings [Member]
Statement Line Items [Line Items]
Incremental annual borrowing rate to lease liabilities	5.50%
Right of use assets			$ 663		$ 663
Buildings [Member] | IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Impairment of right of use assets					$ 276
Car [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Incremental annual borrowing rate to lease liabilities	4.84%
Car [Member] | Top of range [Member]
Statement Line Items [Line Items]
Incremental annual borrowing rate to lease liabilities	5.32%
Equipment [Member]
Statement Line Items [Line Items]
Incremental annual borrowing rate to lease liabilities	3.88%